Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	2019	2020	2021
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥718,645	¥305,955	¥1,117,298

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(3,745)	(2,861)	(4,159)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥714,900	¥303,094	¥1,113,139

	2019	2020	2021
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	13,058,698	12,912,790	12,859,737
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (1)	484	166	—

Weighted average common shares for diluted computation	13,059,182	12,912,956	12,859,737

	2019	2020	2021
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥55.03	¥23.69	¥86.88

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (1)	¥54.74	¥23.47	¥86.56

Note:
(1)	For the fiscal years ended March 31, 2019, 2020 and 2021, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were no
t included in the computation of diluted earnings per common share due to their antidilutive effects.